LONG TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
LONG TERM DEBT
LONG TERM DEBT

NOTE 8 – LONG TERM DEBT

Long-term debt obligations of Camber Energy, Inc.:	March 31, 2023	December 31, 2022

Note payable to Discover Growth Fund, pursuant to a Secured Promissory Note dated December 24, 2021 and funded on January 3, 2022 in the original amount of $26,315,789 with interest and principal due at maturity on January 1, 2027. The note bears interest at a rate equal to the Wall Street Journal Prime Rate and is secured by lien on substantially all of the Company’s assets.	$26,315,789	$26,315,789

Note payable to Discover Growth Fund, pursuant to a 10.0% Secured Promissory Note dated December 11, 2020 in the original amount of $6,000,000 with interest and principal due at maturity on January 1, 2027. The Note is secured by lien on substantially all of the Company’s assets.	6,000,000	6,000,000

Note payable to Discover Growth Fund, pursuant to a 10.0% Secured Promissory Note dated December 22, 2020 in the original amount of $12,000,000 with interest and principal due at maturity on January 1, 2027. The Note is secured by first lien on the Company’s ownership in Viking.	12,000,000	12,000,000

Note payable to Discover Growth Fund, LLC pursuant to a 10.0% Secured Promissory Note dated April 23, 2021 in the original amount of $2,500,000 with interest and principal due at maturity on January 1, 2027. The Note is secured by lien on substantially all of the Company’s assets.	2,500,000	2,500,000

Principal value of debt	46,815,789	46,815,789
Less: unamortized debt discount	(12,094,648)	(12,888,029)
Total long-term debt, net	34,721,141	33,927,760
Less current portion	-
	$34,721,141	$33,927,760

On January 3, 2022 the Company received $25,000,000 representing a 5% original issue discount of the loan face value of $26,315,790. The Company granted the lender a first-priority security interest in Camber’s common shares of Viking and a first-priority security interest in Camber’s other assets. The notes are convertible into shares of common stock of Camber at a fixed price of $1.50 per share, subject to beneficial ownership limitations. The obligations under the Investor Note are supported by a Guaranty from Viking.

As an incentive to enter into the Note agreement, Camber granted the lender warrants to purchase 500,000 shares of Camber common stock at an exercise price of $500.00 and 500,000 warrants with an exercise price of $1,000. The warrants expire on December 31, 2026. The Company allocated the net proceeds received of $500,000 to the notes and the warrants based on relative fair value and recorded the loan proceeds allocated to the warrants as an additional debt discount of $14,763,393. The fair value of the warrants was determined based on a Black-Scholes model. Debt discounts on the Note are amortized over the life of the Note using the interest method.

The majority of the Loan Proceeds of the loan were used to: (i) redeem shares of Series C Redeemable Convertible Preferred Stock of the Company not owned by the Investor or its affiliates; and (ii) pay in full the secured loan disclosed by the Company in a Current Report Filed on Form 8-K filed with the SEC on December 17, 2021.

Principal maturities of long-term debt for the next five years and thereafter are as follows:

Twelve month period ended March 31,

2024	$-
2025	-
2026	-
2027	34,721,141
Thereafter	-

$34,721,141

The above notes were in default at various times, but have been resolved through settlement (see Note 13 -  Stockholders Deficit)

NOTE 8 – LONG TERM DEBT

Long-term debt obligations of Camber Energy, Inc.:	December 31, 2022	December 31, 2021

Note payable to Discover Growth Fund, pursuant to a Secured Promissory Note dated December 24, 2021 and funded on January 3, 2022 in the original amount of $26,315,789 with interest and principal due at maturity on January 1, 2027. The note bears interest at a rate equal to the Wall Street Journal Prime Rate and is secured by lien on substantially all of the Company’s assets.	$26,315,789	$-

Note payable to Discover Growth Fund, pursuant to a 10.0% Secured Promissory Note dated December 11, 2020 in the original amount of $6,000,000 with interest and principal due at maturity on January 1, 2027. The Note is secured by lien on substantially all of the Company’s assets.	6,000,000	6,000,000

Note payable to Discover Growth Fund, pursuant to a 10.0% Secured Promissory Note dated December 22, 2020 in the original amount of $12,000,000 with interest and principal due at maturity on January 1, 2027. The Note is secured by first lien on the Company’s ownership in Viking.	12,000,000	12,000,000

Note payable to Discover Growth Fund, LLC pursuant to a 10.0% Secured Promissory Note dated April 23, 2021 in the original amount of $2,500,000 with interest and principal due at maturity on January 1, 2027. The Note is secured by lien on substantially all of the Company’s assets.	2,500,000	2,500,000

Note payable to Discover Growth Fund, LLC pursuant to a 10.0% Secured Promissory Note dated December 9, 2021 in the original amount of $1,000,000 with interest and principal due at maturity on March 8, 2022. The Note is secured by lien on substantially all of the Company’s assets. The note was paid in full on January 4, 2022.	-	1,000,000

Principal value of debt	46,815,789	21,500,000
Less: unamortized debt discount	(12,888,029)	-
Total long-term debt, net	33,927,760	21,500,000
Less current portion	-
	$33,927,760	$21,500,000

The Company entered into a Loan Agreement on December 24, 2021 with Discover Growth Fund, LLC (“Discover”) pursuant to which the agreed to loan the Company $25,000,000 subject to, among other things, the Company having increased its authorized capital of common shares on or before December 31, 2021, which increase occurred on December 30, 2021.

On January 3, 2022 the Company received $25,000,000 representing a 5% original issue discount of the loan face value of $26,315,790. The Company granted the lender a first-priority security interest in Camber’s common shares of Viking and a first-priority security interest in Camber’s other assets. The notes are convertible into shares of common stock of Camber at a fixed price of $1.50 per share, subject to beneficial ownership limitations. The obligations under the Investor Note are supported by a Guaranty from Viking.

As an incentive to enter into the Note agreement, Camber granted the lender warrants to purchase 500,000 shares of Camber common stock at an exercise price of $500.00 and 500,000 warrants with an exercise price of $1,000. The warrants expire on December 31, 2026. The Company allocated the net proceeds received of $500,000 to the notes and the warrants based on relative fair value and recorded the loan proceeds allocated to the warrants as an additional debt discount of $14,763,393. The fair value of the warrants was determined based on a Black-Scholes model. Debt discounts on the Note are amortized over the life of the Note using the interest method.

The majority of the Loan Proceeds of the loan were used to: (i) redeem shares of Series C Redeemable Convertible Preferred Stock of the Company not owned by the Investor or its affiliates; and (ii) pay in full the secured loan disclosed by the Company in a Current Report Filed on Form 8-K filed with the SEC on December 17, 2021.

Principal maturities of long-term debt for the next five years and thereafter are as follows:

Year ended December 31,

2023	$-
2024	-
2025	-
2026	-
2027	33,927,760
Thereafter	-

$33,927,760

Interest expenses for the years ended December 31, 2022 and 2021 was $1,514,470 and $1,979,290, respectively.

The above notes were in default at various times, but have been resolved through settlement (see Note 13 -  Stockholders Deficit)